EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of exploration and evaluation assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

Balance, August 31, 2018	$29,406
Additions	8,362
Foreign exchange movement	(976)
Balance, August 31, 2019	$36,792
Additions	2,988
Recoveries from 100% Impala funded implementation budget	(1,285)
Foreign exchange movement	(3,556)
Balance, August 31, 2020	$34,939